Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade payables
	December 31,
	2020	2019
	USD in thousands
NIS unlinked	115	75
USD	2	-
Euro	15
Other currencies	2	-
	140	75

Schedule of other accounts payable
	December 31,
	2020	2019
	USD in thousands
Institutions	73	73
Accrued expenses	665	522
Accrued compensation expenses	650	607
Other	279	8
	1,667	1,210